MET INVESTORS SERIES TRUST

5 Park Plaza, Suite 1900

Irvine, California 92614

VIA EDGAR

February 13, 2012

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Met Investors Series Trust (the “Trust”)
Files No. 333-48456
CIK – 0001126087

Ladies and Gentlemen:

Pursuant to Rule 497 under the Securities Act of 1933, enclosed is the interactive data file that mirrors the risk/return summary information in the supplement dated January 30, 2012 to the prospectus dated May 1, 2011 for the Batterymarch Growth and Income Portfolio, a series of the Trust, filed under Rule 497(e) on January 30, 2012.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 578-4036.

Very truly yours,

/s/ Michael P. Lawlor
Michael P. Lawlor

Enclosures

cc:	John L. Chilton, Esq.